Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies
Schedule of exchange rates of Russian ruble to other currencies

	Average exchange rates for		Exchange rates at
	the year ended December 31,		December 31,
	2019	2020	2019	2020
US Dollar	64.7362	72.1464	61.9057	73.8757
Euro	72.5021	82.4481	69.3406	90.6824
Kazakhstan Tenge (100)	16.8972	17.4138	16.2174	17.5481
Belarussian Ruble	30.9653	29.5855	29.4257	28.6018
Moldovan Leu (10)	36.8844	41.7510	35.9917	42.9635
New Romanian Leu	15.2820	17.0333	14.4948	18.5809

Summary of useful lives of property and equipment

Processing servers and engineering equipment	3 - 10 years
Computers and office equipment	3 - 5 years
Other equipment	2 - 20 years

Summary of useful lives of intangible assets

Customer relationships and contract rights	4 - 15 years
Computer Software	3 - 10 years
Bank license	indefinite
Trademarks and other intangible assets	3 - 11 years

Schedule of changes in presentation

	For the year ended December 31, 2018		For the year ended December 31, 2019
	As previously		As previously
	reported	Restated	reported	Restated
Foreign exchange gain	1,312	—	905	—
Foreign exchange loss	(1,049)	—	(1,077)	—
Foreign exchange gain/(loss), net	—	263	—	(172)